STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - Non-Qualified Stock Options and Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding	11,819,600	7,146,000	8,773,500
Granted	5,733,699	5,257,600	560,000
Expired	(2,837,500)	(10,000)	(1,971,650)
Forfeited	(31,250)	(125,000)	(120,000)
Exercised		(449,000)	(95,850)
Outstanding	14,684,549	11,819,600	7,146,000	8,773,500
Exercisable	14,039,547	11,267,723
Exercise Price
Outstanding (Lower Limit)	$ 0.63	$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)	1.69	1.75	1.75	1.75
Granted (Lower Limit)	0.67	0.72	0.84
Granted (Upper Limit)	1.02	1.25	1.16
Expired (Lower Limit)	1.00		0.73
Expired		1.25
Expired (Upper Limit)	1.75		1.25
Forfeited (Lower Limit)		0.92	0.93
Forfeited	$ 0.92
Forfeited (Upper Limit)		1.03	1.03
Exercised (Lower Limit)		0.25	0.345
Exercised
Exercised (Upper Limit)		0.345	1.25
Outstanding (Lower Limit)	$ 0.63	0.63	0.25	0.25
Outstanding (Upper Limit)	1.69	1.75	1.75	1.75
Exercisable (Lower Limit)	0.63	0.63
Exercisable (Upper Limit)	1.69	1.75
Weighted Average Exercise Price
Outstanding	1.15	1.16	1.13
Granted	0.82	1.07	0.96
Expired	1.52	1.25	1.02
Forfeited	$ 0.92	0.93	0.99
Exercised		0.34	0.76
Outstanding	$ 0.95	1.15	$ 1.16	$ 1.13
Exercisable	$ 0.96	$ 1.16